Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 137,226
Remainder of 2025 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,369
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,960
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	16,893
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	13,406
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	7,320
2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	2,617
Infinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 87,661